Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

Earnings per share ("EPS") is calculated using the two-class method, which allocates earnings among common stock and participating securities to calculate EPS when an entity's capital structure includes either two or more classes of common stock or common stock and participating securities. HPU holders were current and former Company employees who purchased high performance common stock units under the Company's High Performance Unit Program. These HPU units were treated as a separate class of common stock. All of the Company's outstanding HPUs were repurchased and retired on August 13, 2015 (refer to Note 13).
The following table presents a reconciliation of income (loss) from continuing operations used in the basic and diluted EPS calculations ($ in thousands, except for per share data):

	For the Years Ended December 31,
	2016	2015	2014
Income (loss) from continuing operations	$(23,384)	$(115,050)	$(87,300)
Income from sales of real estate	105,296	93,816	89,943
Net (income) loss attributable to noncontrolling interests	(4,876)	3,722	704
Preferred dividends	(51,320)	(51,320)	(51,320)
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders, HPU holders and Participating Security Holders for basic earnings per common share(1)	$25,716	$(68,832)	$(47,973)
Add: Effect of joint venture shares	7	—	—
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders, HPU holders and Participating Security Holders for diluted earnings per common share(1)	$25,723	$(68,832)	$(47,973)
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(1)	For the year ended December 31, 2016, includes income from operations allocable to Participating Security Holders of $8 on a basic and dilutive basis, respectively.

	For the Years Ended December 31,
	2016	2015	2014
Earnings allocable to common shares:
Numerator for basic earnings per share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders	$25,708	$(67,449)	$(46,420)
Income from discontinued operations	18,264	14,774	12,698
Net income (loss) attributable to iStar Inc. and allocable to common shareholders	$43,972	$(52,675)	$(33,722)

Numerator for diluted earnings per share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders	$25,715	$(67,449)	$(46,420)
Income from discontinued operations	18,264	14,774	12,698
Net income (loss) attributable to iStar Inc. and allocable to common shareholders	$43,979	$(52,675)	$(33,722)

Denominator for basic and diluted earnings per share:
Weighted average common shares outstanding for basic earnings per common share	73,453	84,987	85,031
Add: Effect of assumed shares issued under treasury stock method or restricted stock units	84	—	—
Add: Effect of joint venture shares	298	—	—
Weighted average common shares outstanding for diluted earnings per common share	73,835	84,987	85,031

Basic earnings per common share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders	$0.35	$(0.79)	$(0.55)
Income from discontinued operations	0.25	0.17	0.15
Net income (loss) attributable to iStar Inc. and allocable to common shareholders	$0.60	$(0.62)	$(0.40)

Diluted earnings per common share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to common shareholders	$0.35	$(0.79)	$(0.55)
Income from discontinued operations	0.25	0.17	0.15
Net income (loss) attributable to iStar Inc. and allocable to common shareholders	$0.60	$(0.62)	$(0.40)

	For the Years Ended December 31,
	2016	2015	2014
Earnings allocable to HPUs (1):
Numerator for basic and diluted earnings per HPU share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to HPU holders	$—	$(1,383)	$(1,553)
Income from discontinued operations	—	303	424
Net income (loss) attributable to iStar Inc. and allocable to HPU holders	$—	$(1,080)	$(1,129)

Denominator for basic and diluted earnings per HPU share:
Weighted average HPUs outstanding for basic and diluted earnings per share	—	9	15

Basic and diluted earnings per HPU share:
Income (loss) from continuing operations attributable to iStar Inc. and allocable to HPU holders	$—	$(153.67)	$(103.54)
Income from discontinued operations	—	33.67	28.27
Net income (loss) attributable to iStar Inc. and allocable to HPU holders	$—	$(120.00)	$(75.27)

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(1)	All of the Company's outstanding HPUs were repurchased and retired on August 13, 2015 (refer to Note 13).

For the years ended December 31, 2016, 2015 and 2014, the following shares were not included in the diluted EPS calculation because they were anti-dilutive (in thousands):

	For the Years Ended December 31,
	2016(1)	2015(1)	2014(1)
Joint venture shares	—	298	298
3.00% convertible senior unsecured notes	14,764	16,992	16,992
Series J convertible perpetual preferred stock	15,635	15,635	15,635
1.50% convertible senior unsecured notes	9,868	11,567	11,567

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(1)	For the years ended December 31, 2015 and 2014, the effect of the Company's unvested Units, market-based Units and CSEs were anti-dilutive.

(2)	For the year ended December 31, 2016, the effect of 16 and 125 unvested time and market-based Units, respectively, were anti-dilutive.